401K Plan - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Company matching contributions to maximum employees eligible compensation for every dollar contributed by employee			$ 0.50
Company contributions to 401 (k) plan	$ 2,200,000	$ 1,600,000	$ 2,700,000	$ 1,500,000	$ 1,200,000